Appendix 4 Additional Information on Financial Debt - Secured and Unsecured Liabilities by Company (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2016
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				$ 668,056
Non-current, Maturity				2,781,701
One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				512,828
Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				426,840
Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				360,063
Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				223,278
Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				1,258,692
Less Than Three Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				118,016
Later than three months [member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				550,040
Codensa [Member] | Colombia [Member] | B103 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			11.35%
Current, Maturity				2,676
Non-current, Maturity				30,739
Codensa [Member] | Colombia [Member] | B103 [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				2,676
Codensa [Member] | Colombia [Member] | B103 [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				28,063
Codensa [Member] | Colombia [Member] | B103 [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				669
Codensa [Member] | Colombia [Member] | B103 [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				2,007
Codensa [Member] | Colombia [Member] | Bonds B5-13 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			9.75%
Current, Maturity				5,115
Non-current, Maturity				67,449
Codensa [Member] | Colombia [Member] | Bonds B5-13 [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				5,114
Codensa [Member] | Colombia [Member] | Bonds B5-13 [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				62,335
Codensa [Member] | Colombia [Member] | Bonds B5-13 [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				1,279
Codensa [Member] | Colombia [Member] | Bonds B5-13 [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				3,836
Codensa [Member] | Colombia [Member] | Bonds B7-14 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			9.36%
Current, Maturity				4,965
Non-current, Maturity				82,291
Codensa [Member] | Colombia [Member] | Bonds B7-14 [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				4,965
Codensa [Member] | Colombia [Member] | Bonds B7-14 [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				4,965
Codensa [Member] | Colombia [Member] | Bonds B7-14 [Member] | Colombian peso [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				4,965
Codensa [Member] | Colombia [Member] | Bonds B7-14 [Member] | Colombian peso [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				4,965
Codensa [Member] | Colombia [Member] | Bonds B7-14 [Member] | Colombian peso [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				62,431
Codensa [Member] | Colombia [Member] | Bonds B7-14 [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				1,241
Codensa [Member] | Colombia [Member] | Bonds B7-14 [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				3,724
Codensa [Member] | Colombia [Member] | Bonds Quimbo B12-13 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			10.62%
Current, Maturity				5,973
Non-current, Maturity				114,621
Codensa [Member] | Colombia [Member] | Bonds Quimbo B12-13 [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				5,974
Codensa [Member] | Colombia [Member] | Bonds Quimbo B12-13 [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				5,974
Codensa [Member] | Colombia [Member] | Bonds Quimbo B12-13 [Member] | Colombian peso [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				5,974
Codensa [Member] | Colombia [Member] | Bonds Quimbo B12-13 [Member] | Colombian peso [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				5,974
Codensa [Member] | Colombia [Member] | Bonds Quimbo B12-13 [Member] | Colombian peso [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				90,725
Codensa [Member] | Colombia [Member] | Bonds Quimbo B12-13 [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				1,493
Codensa [Member] | Colombia [Member] | Bonds Quimbo B12-13 [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				4,480
Codensa [Member] | Colombia [Member] | B102 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			11.10%
Current, Maturity				12,873
Non-current, Maturity				127,455
Codensa [Member] | Colombia [Member] | B102 [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				127,455
Codensa [Member] | Colombia [Member] | B102 [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				3,218
Codensa [Member] | Colombia [Member] | B102 [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				9,655
Codensa [Member] | Colombia [Member] | B604 | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			10.17%
Current, Maturity				46,693
Codensa [Member] | Colombia [Member] | B604 | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				46,693
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B09-09 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			11.69%
Current, Maturity				7,425
Non-current, Maturity				81,000
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B09-09 [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				7,426
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B09-09 [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				73,574
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B09-09 [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				1,856
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B09-09 [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				5,569
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B10 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			11.57%
Current, Maturity				5,444
Non-current, Maturity				62,588
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B10 [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				5,444
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B10 [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				5,444
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B10 [Member] | Colombian peso [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				51,700
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B10 [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				1,361
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B10 [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				4,083
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B12 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			11.88%
Current, Maturity				3,104
Non-current, Maturity				42,653
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B12 [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				3,104
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B12 [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				3,104
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B12 [Member] | Colombian peso [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				3,104
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B12 [Member] | Colombian peso [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				3,104
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B12 [Member] | Colombian peso [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				30,237
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B12 [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				776
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B12 [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				2,328
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B15 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			11.88%
Current, Maturity				1,941
Non-current, Maturity				31,522
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B15 [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				1,941
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B15 [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				1,941
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B15 [Member] | Colombian peso [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				1,941
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B15 [Member] | Colombian peso [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				1,941
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B15 [Member] | Colombian peso [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				23,758
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B15 [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				485
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B15 [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				1,456
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Foreign Bonds [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			10.17%
Current, Maturity				2,905
Non-current, Maturity				40,426
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Foreign Bonds [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				2,906
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Foreign Bonds [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				2,906
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Foreign Bonds [Member] | Colombian peso [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				2,906
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Foreign Bonds [Member] | Colombian peso [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				2,906
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Foreign Bonds [Member] | Colombian peso [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				28,802
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Foreign Bonds [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				726
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Foreign Bonds [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				2,179
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			10.17%
Current, Maturity				20,881
Non-current, Maturity				290,507
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				20,882
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				20,882
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo [Member] | Colombian peso [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				20,882
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo [Member] | Colombian peso [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				20,882
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo [Member] | Colombian peso [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				206,979
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				5,220
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				15,661
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B10 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			9.35%
Current, Maturity				8,128
Non-current, Maturity				143,968
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B10 [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				8,128
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B10 [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				8,128
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B10 [Member] | Colombian peso [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				8,128
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B10 [Member] | Colombian peso [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				8,128
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B10 [Member] | Colombian peso [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				111,456
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B10 [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				2,032
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B10 [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				6,096
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B10-14 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			9.66%
Current, Maturity				5,192
Non-current, Maturity				97,668
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B10-14 [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				5,192
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B10-14 [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				5,192
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B10-14 [Member] | Colombian peso [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				5,192
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B10-14 [Member] | Colombian peso [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				5,192
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B10-14 [Member] | Colombian peso [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				76,900
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B10-14 [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				1,298
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B10-14 [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				3,894
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B12-13 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			10.81%
Current, Maturity				11,525
Non-current, Maturity				216,052
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B12-13 [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				11,526
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B12-13 [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				11,526
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B12-13 [Member] | Colombian peso [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				11,526
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B12-13 [Member] | Colombian peso [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				11,526
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B12-13 [Member] | Colombian peso [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				169,948
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B12-13 [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				2,881
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B12-13 [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				8,644
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B15 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			9.47%
Current, Maturity				5,493
Non-current, Maturity				123,898
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B15 [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				5,494
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B15 [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				5,494
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B15 [Member] | Colombian peso [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				5,494
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B15 [Member] | Colombian peso [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				5,494
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B15 [Member] | Colombian peso [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				101,922
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B15 [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				1,373
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B15 [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				4,120
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B16-14 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			9.98%
Current, Maturity				4,688
Non-current, Maturity				114,463
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B16-14 [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				4,688
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B16-14 [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				4,688
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B16-14 [Member] | Colombian peso [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				4,688
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B16-14 [Member] | Colombian peso [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				4,688
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B16-14 [Member] | Colombian peso [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				95,711
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B16-14 [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				1,172
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B16-14 [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				3,516
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B6-13 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			10.07%
Current, Maturity				4,487
Non-current, Maturity				60,742
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B6-13 [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				4,487
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B6-13 [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				4,487
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B6-13 [Member] | Colombian peso [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				51,768
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B6-13 [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				1,122
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B6-13 [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				3,365
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B6-14 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			9.26%
Current, Maturity				3,483
Non-current, Maturity				53,490
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B6-14 [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				3,482
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B6-14 [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				3,482
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B6-14 [Member] | Colombian peso [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				3,482
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B6-14 [Member] | Colombian peso [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				43,044
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B6-14 [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				871
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B6-14 [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				2,612
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B103 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			10.86%
Current, Maturity				6,287
Non-current, Maturity				54,994
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B103 [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				54,994
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B103 [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				1,572
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B103 [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				4,715
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B613 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			10.07%
Current, Maturity				1,455
Non-current, Maturity				19,688
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B613 [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				1,454
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B613 [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				1,454
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B613 [Member] | Colombian peso [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				16,780
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B613 [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				364
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B613 [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				1,091
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B614 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			9.26%
Current, Maturity				2,923
Non-current, Maturity				44,890
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B614 [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				2,922
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B614 [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				2,922
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B614 [Member] | Colombian peso [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				2,922
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B614 [Member] | Colombian peso [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				36,124
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B614 [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				731
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B614 [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				2,192
Enel Américas S.A. [Member] | Chile [Member] | Yankee bonds unique serie [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			94.271.000-3
Nominal Interest Rate			4.00%
Current, Maturity				266,524
Enel Américas S.A. [Member] | Chile [Member] | Yankee bonds unique serie [Member] | Less Than Three Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				4,233
Enel Américas S.A. [Member] | Chile [Member] | Yankee bonds unique serie [Member] | Later than three months [member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				262,291
Enel Américas S.A. [Member] | Chile [Member] | Bonds UF 269 [Member] | Unidad de Fomento (funds code)
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			94.271.000-3
Nominal Interest Rate			5.75%
Current, Maturity				8,286
Non-current, Maturity				41,301
Enel Américas S.A. [Member] | Chile [Member] | Bonds UF 269 [Member] | Unidad de Fomento (funds code) | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				8,067
Enel Américas S.A. [Member] | Chile [Member] | Bonds UF 269 [Member] | Unidad de Fomento (funds code) | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				7,835
Enel Américas S.A. [Member] | Chile [Member] | Bonds UF 269 [Member] | Unidad de Fomento (funds code) | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				7,590
Enel Américas S.A. [Member] | Chile [Member] | Bonds UF 269 [Member] | Unidad de Fomento (funds code) | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				7,331
Enel Américas S.A. [Member] | Chile [Member] | Bonds UF 269 [Member] | Unidad de Fomento (funds code) | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				10,478
Enel Américas S.A. [Member] | Chile [Member] | Bonds UF 269 [Member] | Less Than Three Months [Member] | Unidad de Fomento (funds code)
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				921
Enel Américas S.A. [Member] | Chile [Member] | Bonds UF 269 [Member] | Later than three months [member] | Unidad de Fomento (funds code)
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				7,365
Enel Américas S.A. [Member] | Chile [Member] | Yankee bonds 2026 [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			94.271.000-3
Nominal Interest Rate			6.60%
Current, Maturity				56
Non-current, Maturity				1,408
Enel Américas S.A. [Member] | Chile [Member] | Yankee bonds 2026 [Member] | U.S. Dollar [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				56
Enel Américas S.A. [Member] | Chile [Member] | Yankee bonds 2026 [Member] | U.S. Dollar [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				54
Enel Américas S.A. [Member] | Chile [Member] | Yankee bonds 2026 [Member] | U.S. Dollar [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				55
Enel Américas S.A. [Member] | Chile [Member] | Yankee bonds 2026 [Member] | U.S. Dollar [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				55
Enel Américas S.A. [Member] | Chile [Member] | Yankee bonds 2026 [Member] | U.S. Dollar [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				1,188
Enel Américas S.A. [Member] | Chile [Member] | Yankee bonds 2026 [Member] | Less Than Three Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				15
Enel Américas S.A. [Member] | Chile [Member] | Yankee bonds 2026 [Member] | Later than three months [member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				41
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bonos1 Series17 | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			14.57%
Current, Maturity				15,482
Non-current, Maturity				13,692
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bonos1 Series17 | Brazilian Reals [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				13,692
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bonos1 Series17 | Less Than Three Months [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				895
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bonos1 Series17 | Later than three months [member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				14,587
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bonos1 Series18 | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			15.04%
Current, Maturity				5,696
Non-current, Maturity				47,411
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bonos1 Series18 | Brazilian Reals [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				17,702
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bonos1 Series18 | Brazilian Reals [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				15,804
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bonos1 Series18 | Brazilian Reals [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				13,905
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bonos1 Series18 | Less Than Three Months [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				1,424
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bonos1 Series18 | Later than three months [member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				4,272
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bonos2 Serie26 | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			11.69%
Current, Maturity				28,730
Non-current, Maturity				48,264
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bonos2 Serie26 | Brazilian Reals [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				25,665
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bonos2 Serie26 | Brazilian Reals [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				22,599
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bonos2 Serie26 | Less Than Three Months [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				2,299
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bonos2 Serie26 | Later than three months [member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				26,431
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bonos2 Serie27 | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			10.00%
Current, Maturity				15,420
Non-current, Maturity				121,812
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bonos2 Serie27 | Brazilian Reals [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				45,744
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bonos2 Serie27 | Brazilian Reals [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				40,604
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bonos2 Serie27 | Brazilian Reals [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				35,464
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bonos2 Serie27 | Less Than Three Months [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				3,855
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bonos2 Serie27 | Later than three months [member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				11,565
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bonos2 Serie28 | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			15.04%
Current, Maturity				5,696
Non-current, Maturity				47,411
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bonos2 Serie28 | Brazilian Reals [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				17,702
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bonos2 Serie28 | Brazilian Reals [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				15,804
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bonos2 Serie28 | Brazilian Reals [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				13,905
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bonos2 Serie28 | Less Than Three Months [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				1,424
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bonos2 Serie28 | Later than three months [member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				4,272
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bonos1 Series16 | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			14.84%
Current, Maturity				16,013
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bonos1 Series16 | Less Than Three Months [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				520
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bonos1 Series16 | Later than three months [member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				15,493
Enel Generacin Peru S A [Member] | Peru [Member] | Banco Continental [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			6.31%
Current, Maturity				463
Non-current, Maturity				9,862
Enel Generacin Peru S A [Member] | Peru [Member] | Banco Continental [Member] | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				462
Enel Generacin Peru S A [Member] | Peru [Member] | Banco Continental [Member] | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				462
Enel Generacin Peru S A [Member] | Peru [Member] | Banco Continental [Member] | Peruvian sol [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				462
Enel Generacin Peru S A [Member] | Peru [Member] | Banco Continental [Member] | Peruvian sol [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				462
Enel Generacin Peru S A [Member] | Peru [Member] | Banco Continental [Member] | Peruvian sol [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				8,014
Enel Generacin Peru S A [Member] | Peru [Member] | Banco Continental [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				116
Enel Generacin Peru S A [Member] | Peru [Member] | Banco Continental [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				347
Enel Generacin Peru S A [Member] | Peru [Member] | Banco Continental [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			6.28%
Current, Maturity				464
Non-current, Maturity				8,519
Enel Generacin Peru S A [Member] | Peru [Member] | Banco Continental [Member] | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				464
Enel Generacin Peru S A [Member] | Peru [Member] | Banco Continental [Member] | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				464
Enel Generacin Peru S A [Member] | Peru [Member] | Banco Continental [Member] | Peruvian sol [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				7,591
Enel Generacin Peru S A [Member] | Peru [Member] | Banco Continental [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				116
Enel Generacin Peru S A [Member] | Peru [Member] | Banco Continental [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				348
Enel Generacin Peru S A [Member] | Peru [Member] | Banco Continental [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			6.34%
Current, Maturity				595
Non-current, Maturity				16,579
Enel Generacin Peru S A [Member] | Peru [Member] | Banco Continental [Member] | U.S. Dollar [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				594
Enel Generacin Peru S A [Member] | Peru [Member] | Banco Continental [Member] | U.S. Dollar [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				594
Enel Generacin Peru S A [Member] | Peru [Member] | Banco Continental [Member] | U.S. Dollar [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				594
Enel Generacin Peru S A [Member] | Peru [Member] | Banco Continental [Member] | U.S. Dollar [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				594
Enel Generacin Peru S A [Member] | Peru [Member] | Banco Continental [Member] | U.S. Dollar [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				14,203
Enel Generacin Peru S A [Member] | Peru [Member] | Banco Continental [Member] | Less Than Three Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				149
Enel Generacin Peru S A [Member] | Peru [Member] | Banco Continental [Member] | Later than three months [member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				446
Enel Generacin Peru S A [Member] | Peru [Member] | Banco Scotiabank [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			6.63%
Current, Maturity				10,356
Enel Generacin Peru S A [Member] | Peru [Member] | Banco Scotiabank [Member] | Less Than Three Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				155
Enel Generacin Peru S A [Member] | Peru [Member] | Banco Scotiabank [Member] | Later than three months [member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				10,201
Enel Generacin Peru S A [Member] | Peru [Member] | Banco Scotiabank [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			6.00%
Current, Maturity				10,415
Enel Generacin Peru S A [Member] | Peru [Member] | Banco Scotiabank [Member] | Less Than Three Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				140
Enel Generacin Peru S A [Member] | Peru [Member] | Banco Scotiabank [Member] | Later than three months [member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				10,275
Enel Generacin Peru S A [Member] | Peru [Member] | Banco Continental4 | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			7.78%
Current, Maturity				595
Non-current, Maturity				9,401
Enel Generacin Peru S A [Member] | Peru [Member] | Banco Continental4 | U.S. Dollar [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				595
Enel Generacin Peru S A [Member] | Peru [Member] | Banco Continental4 | U.S. Dollar [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				595
Enel Generacin Peru S A [Member] | Peru [Member] | Banco Continental4 | U.S. Dollar [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				8,211
Enel Generacin Peru S A [Member] | Peru [Member] | Banco Continental4 | Less Than Three Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				149
Enel Generacin Peru S A [Member] | Peru [Member] | Banco Continental4 | Later than three months [member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				446
Enel Generacin Peru S A [Member] | Peru [Member] | Banco Scotiabank3 | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			5.78%
Current, Maturity				541
Non-current, Maturity				12,023
Enel Generacin Peru S A [Member] | Peru [Member] | Banco Scotiabank3 | U.S. Dollar [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				541
Enel Generacin Peru S A [Member] | Peru [Member] | Banco Scotiabank3 | U.S. Dollar [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				541
Enel Generacin Peru S A [Member] | Peru [Member] | Banco Scotiabank3 | U.S. Dollar [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				541
Enel Generacin Peru S A [Member] | Peru [Member] | Banco Scotiabank3 | U.S. Dollar [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				10,400
Enel Generacin Peru S A [Member] | Peru [Member] | Banco Scotiabank3 | Less Than Three Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				135
Enel Generacin Peru S A [Member] | Peru [Member] | Banco Scotiabank3 | Later than three months [member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				406
Enel Generacin Peru S A [Member] | Peru [Member] | Banco Scotiabank4 | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			6.47%
Current, Maturity				605
Non-current, Maturity				10,651
Enel Generacin Peru S A [Member] | Peru [Member] | Banco Scotiabank4 | U.S. Dollar [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				606
Enel Generacin Peru S A [Member] | Peru [Member] | Banco Scotiabank4 | U.S. Dollar [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				10,045
Enel Generacin Peru S A [Member] | Peru [Member] | Banco Scotiabank4 | Less Than Three Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				151
Enel Generacin Peru S A [Member] | Peru [Member] | Banco Scotiabank4 | Later than three months [member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				454
Enel Generacin Peru S A [Member] | Peru [Member] | A F P Horizonte | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			7.09%
Current, Maturity				4,605
Enel Generacin Peru S A [Member] | Peru [Member] | A F P Horizonte | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				80
Enel Generacin Peru S A [Member] | Peru [Member] | A F P Horizonte | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				4,525
Enel Distribución Ceará S.A. (formerly Coelce) | Brazil [Member] | Itau 1 [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			14.74%
Current, Maturity				14,837
Enel Distribución Ceará S.A. (formerly Coelce) | Brazil [Member] | Itau 1 [Member] | Less Than Three Months [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				458
Enel Distribución Ceará S.A. (formerly Coelce) | Brazil [Member] | Itau 1 [Member] | Later than three months [member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				14,379
Enel Distribución Ceará S.A. (formerly Coelce) | Brazil [Member] | Itau 2 [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			14.68%
Current, Maturity				49,949
Non-current, Maturity				82,662
Enel Distribución Ceará S.A. (formerly Coelce) | Brazil [Member] | Itau 2 [Member] | Brazilian Reals [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				44,201
Enel Distribución Ceará S.A. (formerly Coelce) | Brazil [Member] | Itau 2 [Member] | Brazilian Reals [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				38,461
Enel Distribución Ceará S.A. (formerly Coelce) | Brazil [Member] | Itau 2 [Member] | Less Than Three Months [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				4,311
Enel Distribución Ceará S.A. (formerly Coelce) | Brazil [Member] | Itau 2 [Member] | Later than three months [member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				45,638
Enel Distribucion Peru S.A. [Member] | Peru [Member] | AFP Prima [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			7.00%
Current, Maturity				7,583
Enel Distribucion Peru S.A. [Member] | Peru [Member] | AFP Prima [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				131
Enel Distribucion Peru S.A. [Member] | Peru [Member] | AFP Prima [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				7,452
Enel Distribucion Peru S.A. [Member] | Peru [Member] | FCR Macrofondo [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			5.49%
Current, Maturity				819
Non-current, Maturity				19,277
Enel Distribucion Peru S.A. [Member] | Peru [Member] | FCR Macrofondo [Member] | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				818
Enel Distribucion Peru S.A. [Member] | Peru [Member] | FCR Macrofondo [Member] | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				818
Enel Distribucion Peru S.A. [Member] | Peru [Member] | FCR Macrofondo [Member] | Peruvian sol [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				818
Enel Distribucion Peru S.A. [Member] | Peru [Member] | FCR Macrofondo [Member] | Peruvian sol [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				818
Enel Distribucion Peru S.A. [Member] | Peru [Member] | FCR Macrofondo [Member] | Peruvian sol [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				16,005
Enel Distribucion Peru S.A. [Member] | Peru [Member] | FCR Macrofondo [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				205
Enel Distribucion Peru S.A. [Member] | Peru [Member] | FCR Macrofondo [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				614
Enel Distribucion Peru S.A. [Member] | Peru [Member] | FCR Macrofondo [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			6.91%
Current, Maturity				413
Non-current, Maturity				6,717
Enel Distribucion Peru S.A. [Member] | Peru [Member] | FCR Macrofondo [Member] | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				413
Enel Distribucion Peru S.A. [Member] | Peru [Member] | FCR Macrofondo [Member] | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				413
Enel Distribucion Peru S.A. [Member] | Peru [Member] | FCR Macrofondo [Member] | Peruvian sol [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				5,891
Enel Distribucion Peru S.A. [Member] | Peru [Member] | FCR Macrofondo [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				103
Enel Distribucion Peru S.A. [Member] | Peru [Member] | FCR Macrofondo [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				310
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Interseguro Cia de Seguros [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			6.19%
Current, Maturity				739
Non-current, Maturity				15,654
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Interseguro Cia de Seguros [Member] | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				739
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Interseguro Cia de Seguros [Member] | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				739
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Interseguro Cia de Seguros [Member] | Peruvian sol [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				739
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Interseguro Cia de Seguros [Member] | Peruvian sol [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				739
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Interseguro Cia de Seguros [Member] | Peruvian sol [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				12,698
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Interseguro Cia de Seguros [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				185
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Interseguro Cia de Seguros [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				554
Enel Distribucion Peru S.A. [Member] | Peru [Member] | A F P Integra1 | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			8.00%
Current, Maturity				5,306
Enel Distribucion Peru S.A. [Member] | Peru [Member] | A F P Integra1 | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				5,306
Enel Distribucion Peru S.A. [Member] | Peru [Member] | A F P Integra2 | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			7.85%
Current, Maturity				8,071
Enel Distribucion Peru S.A. [Member] | Peru [Member] | A F P Integra2 | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				8,071
Enel Distribucion Peru S.A. [Member] | Peru [Member] | A F P Prima Two | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			7.30%
Current, Maturity				655
Non-current, Maturity				11,183
Enel Distribucion Peru S.A. [Member] | Peru [Member] | A F P Prima Two | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				654
Enel Distribucion Peru S.A. [Member] | Peru [Member] | A F P Prima Two | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				654
Enel Distribucion Peru S.A. [Member] | Peru [Member] | A F P Prima Two | Peruvian sol [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				654
Enel Distribucion Peru S.A. [Member] | Peru [Member] | A F P Prima Two | Peruvian sol [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				9,221
Enel Distribucion Peru S.A. [Member] | Peru [Member] | A F P Prima Two | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				164
Enel Distribucion Peru S.A. [Member] | Peru [Member] | A F P Prima Two | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				491
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional1 | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			5.97%
Current, Maturity				891
Non-current, Maturity				28,381
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional1 | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				891
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional1 | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				891
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional1 | Peruvian sol [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				891
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional1 | Peruvian sol [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				891
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional1 | Peruvian sol [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				24,817
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional1 | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				223
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional1 | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				668
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional2 | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			6.40%
Current, Maturity				755
Non-current, Maturity				26,769
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional2 | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				754
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional2 | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				754
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional2 | Peruvian sol [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				754
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional2 | Peruvian sol [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				754
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional2 | Peruvian sol [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				23,753
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional2 | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				189
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional2 | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				566
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional3 | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			6.94%
Current, Maturity				588
Non-current, Maturity				16,963
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional3 | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				589
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional3 | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				589
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional3 | Peruvian sol [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				589
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional3 | Peruvian sol [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				589
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional3 | Peruvian sol [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				14,607
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional3 | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				147
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional3 | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				441
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional4 | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			4.94%
Current, Maturity				621
Non-current, Maturity				8,992
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional4 | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				8,992
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional4 | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				155
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional4 | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				466
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional5 | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			5.06%
Current, Maturity				381
Non-current, Maturity				6,207
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional5 | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				6,207
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional5 | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				95
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional5 | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				286
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional6 | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			6.64%
Current, Maturity				989
Non-current, Maturity				18,268
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional6 | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				989
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional6 | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				989
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional6 | Peruvian sol [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				989
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional6 | Peruvian sol [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				15,301
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional6 | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				247
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional6 | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				742
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional7 | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			7.15%
Current, Maturity				757
Non-current, Maturity				23,146
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional7 | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				757
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional7 | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				757
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional7 | Peruvian sol [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				757
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional7 | Peruvian sol [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				757
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional7 | Peruvian sol [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				20,118
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional7 | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				189
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional7 | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				568
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional8 | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			6.40%
Current, Maturity				952
Non-current, Maturity				18,370
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional8 | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				952
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional8 | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				952
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional8 | Peruvian sol [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				952
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional8 | Peruvian sol [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				15,514
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional8 | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				238
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional8 | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				714
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional9 | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			7.24%
Current, Maturity				1,296
Non-current, Maturity				39,822
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional9 | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				1,296
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional9 | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				1,296
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional9 | Peruvian sol [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				1,296
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional9 | Peruvian sol [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				1,296
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional9 | Peruvian sol [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				34,638
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional9 | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				324
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional9 | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				972
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional10 | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			6.67%
Current, Maturity				1,987
Non-current, Maturity				37,889
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional10 | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				1,986
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional10 | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				1,986
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional10 | Peruvian sol [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				1,986
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional10 | Peruvian sol [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				1,986
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional10 | Peruvian sol [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				29,945
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional10 | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				497
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional10 | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				1,490
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional11 | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			6.25%
Current, Maturity				1,115
Non-current, Maturity				24,818
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional11 | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				1,115
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional11 | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				1,115
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional11 | Peruvian sol [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				1,115
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional11 | Peruvian sol [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				1,115
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional11 | Peruvian sol [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				20,358
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional11 | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				279
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional11 | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				836
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional12 | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			5.76%
Current, Maturity				1,712
Non-current, Maturity				33,563
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional12 | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				1,712
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional12 | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				1,712
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional12 | Peruvian sol [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				30,139
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional12 | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				428
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional12 | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				1,284
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional13 | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			6.25%
Current, Maturity				1,487
Non-current, Maturity				34,949
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional13 | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				1,487
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional13 | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				1,487
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional13 | Peruvian sol [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				1,487
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional13 | Peruvian sol [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				1,487
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional13 | Peruvian sol [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				29,001
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional13 | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				372
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional13 | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				1,115
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional14 | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			4.76%
Current, Maturity				691
Non-current, Maturity				14,867
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional14 | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				14,867
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional14 | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				173
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional14 | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				518
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional15 | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)			Foreign
Nominal Interest Rate			6.03%
Current, Maturity				1,264
Non-current, Maturity				23,766
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional15 | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				1,265
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional15 | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				1,265
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional15 | Peruvian sol [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				21,236
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional15 | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				316
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Rimac Internacional15 | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				948
Undiscounted Cash Flow
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 435,644	$ 653,377		668,056
Non-current, Maturity	3,842,239	3,858,230		2,781,702
Undiscounted Cash Flow | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	518,155	550,000		512,828
Undiscounted Cash Flow | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	518,263	533,344		426,840
Undiscounted Cash Flow | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	558,555	326,984		360,064
Undiscounted Cash Flow | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	492,666	499,118		223,278
Undiscounted Cash Flow | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,754,600	1,948,784		1,258,692
Undiscounted Cash Flow | Less Than Three Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	64,838	269,832
Undiscounted Cash Flow | Later than three months [member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 370,806	$ 383,545
Undiscounted Cash Flow | Brazil [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	10.84%	12.05%	11.56%
Current, Maturity	$ 68,136	$ 196,203		151,821
Non-current, Maturity	396,827	239,833		361,251
Undiscounted Cash Flow | Brazil [Member] | Brazilian Reals [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	21,149	162,356		164,706
Undiscounted Cash Flow | Brazil [Member] | Brazilian Reals [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	202,527	$ 77,477		133,271
Undiscounted Cash Flow | Brazil [Member] | Brazilian Reals [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	62,841			63,274
Undiscounted Cash Flow | Brazil [Member] | Brazilian Reals [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	59,630
Undiscounted Cash Flow | Brazil [Member] | Brazilian Reals [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 50,680
Undiscounted Cash Flow | Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	3.83%	3.11%
Undiscounted Cash Flow | Colombia [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	7.10%	9.14%	8.21%
Current, Maturity	$ 296,648	$ 356,789		173,658
Non-current, Maturity	2,019,175	2,212,944		1,901,099
Undiscounted Cash Flow | Colombia [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	364,584	319,784		290,254
Undiscounted Cash Flow | Colombia [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	210,708	328,725		256,560
Undiscounted Cash Flow | Colombia [Member] | Colombian peso [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	414,025	226,235		201,451
Undiscounted Cash Flow | Colombia [Member] | Colombian peso [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	352,720	421,265		153,966
Undiscounted Cash Flow | Colombia [Member] | Colombian peso [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 677,138	$ 916,935		998,868
Undiscounted Cash Flow | Colombia [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	1.88%
Undiscounted Cash Flow | Peru [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	5.32%	5.62%	5.53%
Current, Maturity	$ 24,997	$ 64,103		44,603
Non-current, Maturity	539,295	498,802		427,985
Undiscounted Cash Flow | Peru [Member] | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	89,204	22,369		47,409
Undiscounted Cash Flow | Peru [Member] | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	60,357	84,318		17,343
Undiscounted Cash Flow | Peru [Member] | Peruvian sol [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	47,647	56,499		78,347
Undiscounted Cash Flow | Peru [Member] | Peruvian sol [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	50,524	44,247		50,931
Undiscounted Cash Flow | Peru [Member] | Peruvian sol [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 291,563	$ 291,369		233,955
Undiscounted Cash Flow | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	3.23%	2.18%	2.79%
Current, Maturity	$ 11,907	$ 2,505		23,109
Non-current, Maturity	35,011	46,891		48,658
Undiscounted Cash Flow | Peru [Member] | U.S. Dollar [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	9,435	11,899		2,337
Undiscounted Cash Flow | Peru [Member] | U.S. Dollar [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	11,071	9,428		11,776
Undiscounted Cash Flow | Peru [Member] | U.S. Dollar [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	636	11,062		9,347
Undiscounted Cash Flow | Peru [Member] | U.S. Dollar [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	636	637		10,995
Undiscounted Cash Flow | Peru [Member] | U.S. Dollar [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	13,233	13,865		14,203
Undiscounted Cash Flow | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	25,059	25,380		266,579
Non-current, Maturity	822,222	824,432		1,408
Undiscounted Cash Flow | Chile [Member] | U.S. Dollar [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	25,059	25,381		55
Undiscounted Cash Flow | Chile [Member] | U.S. Dollar [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	25,059	25,381		55
Undiscounted Cash Flow | Chile [Member] | U.S. Dollar [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	25,059	25,381		55
Undiscounted Cash Flow | Chile [Member] | U.S. Dollar [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	25,059	25,381		55
Undiscounted Cash Flow | Chile [Member] | U.S. Dollar [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	721,986	722,908		1,188
Undiscounted Cash Flow | Chile [Member] | Unidad de Fomento (funds code)
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	8,897	8,397		8,286
Non-current, Maturity	29,709	35,328		41,301
Undiscounted Cash Flow | Chile [Member] | Unidad de Fomento (funds code) | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	8,724	8,211		8,067
Undiscounted Cash Flow | Chile [Member] | Unidad de Fomento (funds code) | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	8,541	8,015		7,835
Undiscounted Cash Flow | Chile [Member] | Unidad de Fomento (funds code) | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	8,347	7,807		7,590
Undiscounted Cash Flow | Chile [Member] | Unidad de Fomento (funds code) | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 4,097	7,588		7,331
Undiscounted Cash Flow | Chile [Member] | Unidad de Fomento (funds code) | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 3,707		$ 10,478
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | B103 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)	Foreign	Foreign
Nominal Interest Rate	9.55%	11.35%
Current, Maturity	$ 29,411	$ 3,393
Non-current, Maturity		30,026
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | B103 [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		30,026
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | B103 [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	650	848
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | B103 [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 28,761	$ 2,545
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Bonds B12-13 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)	Foreign	Foreign
Nominal Interest Rate	8.82%	10.62%
Current, Maturity	$ 5,736	$ 7,857
Non-current, Maturity	104,468	126,564
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Bonds B12-13 [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,736	7,857
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Bonds B12-13 [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,736	7,857
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Bonds B12-13 [Member] | Colombian peso [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,736	7,857
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Bonds B12-13 [Member] | Colombian peso [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,736	7,857
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Bonds B12-13 [Member] | Colombian peso [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	81,524	95,136
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Bonds B12-13 [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,434	1,964
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Bonds B12-13 [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 4,302	$ 5,893
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Bonds B5-13 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)	Foreign	Foreign
Nominal Interest Rate	7.96%	9.75%
Current, Maturity	$ 65,340	$ 6,859
Non-current, Maturity		66,762
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Bonds B5-13 [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		66,762
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Bonds B5-13 [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,217	1,715
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Bonds B5-13 [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 64,123	$ 5,144
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Bonds B7-14 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)	Foreign	Foreign
Nominal Interest Rate	7.58%	9.36%
Current, Maturity	$ 4,835	$ 6,635
Non-current, Maturity	75,291	86,468
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Bonds B7-14 [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	4,834	6,635
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Bonds B7-14 [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	4,834	6,635
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Bonds B7-14 [Member] | Colombian peso [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	65,623	6,635
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Bonds B7-14 [Member] | Colombian peso [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		66,563
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Bonds B7-14 [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,209	1,659
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Bonds B7-14 [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 3,626	$ 4,976
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Bonds E4-16 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)	Foreign	Foreign
Nominal Interest Rate	7.49%	7.49%
Current, Maturity	$ 2,259	$ 2,244
Non-current, Maturity	34,114	36,135
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Bonds E4-16 [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	2,259	2,245
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Bonds E4-16 [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	31,855	2,245
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Bonds E4-16 [Member] | Colombian peso [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		31,645
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Bonds E4-16 [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	565	561
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Bonds E4-16 [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 1,694	$ 1,683
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Bonds E2-17 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)	Foreign
Nominal Interest Rate	6.86%
Current, Maturity	$ 3,679
Non-current, Maturity	54,539
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Bonds E2-17 [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	54,539
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Bonds E2-17 [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	920
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Bonds E2-17 [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 2,759
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Bonds E5-17 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)	Foreign
Nominal Interest Rate	7.39%
Current, Maturity	$ 6,687
Non-current, Maturity	112,215
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Bonds E5-17 [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	6,687
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Bonds E5-17 [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	6,687
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Bonds E5-17 [Member] | Colombian peso [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	6,687
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Bonds E5-17 [Member] | Colombian peso [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	92,154
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Bonds E5-17 [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,672
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Bonds E5-17 [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 5,015
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Bonds E7-17 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)	Foreign
Nominal Interest Rate	6.31%
Current, Maturity	$ 4,229
Non-current, Maturity	90,289
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Bonds E7-17 [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	4,230
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Bonds E7-17 [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	4,230
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Bonds E7-17 [Member] | Colombian peso [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	4,230
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Bonds E7-17 [Member] | Colombian peso [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	4,230
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Bonds E7-17 [Member] | Colombian peso [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	73,369
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Bonds E7-17 [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,057
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Bonds E7-17 [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 3,172
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | B102 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)		Foreign
Nominal Interest Rate		11.10%
Current, Maturity		$ 134,434
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | B102 [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 134,434
Undiscounted Cash Flow | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Itau 1 [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)	Foreign
Nominal Interest Rate	6.07%
Current, Maturity	$ 6,421
Non-current, Maturity	128,279
Undiscounted Cash Flow | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Itau 1 [Member] | Brazilian Reals [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	6,421
Undiscounted Cash Flow | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Itau 1 [Member] | Brazilian Reals [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	6,421
Undiscounted Cash Flow | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Itau 1 [Member] | Brazilian Reals [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	59,324
Undiscounted Cash Flow | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Itau 1 [Member] | Brazilian Reals [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	56,113
Undiscounted Cash Flow | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Itau 1 [Member] | Less Than Three Months [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,605
Undiscounted Cash Flow | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Itau 1 [Member] | Later than three months [member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 4,816
Undiscounted Cash Flow | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Itau 2 [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)	Foreign	Foreign
Nominal Interest Rate	8.56%	14.68%
Current, Maturity	$ 50,504	$ 53,020
Non-current, Maturity	64,748	47,574
Undiscounted Cash Flow | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Itau 2 [Member] | Brazilian Reals [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	3,517	47,574
Undiscounted Cash Flow | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Itau 2 [Member] | Brazilian Reals [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	3,517
Undiscounted Cash Flow | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Itau 2 [Member] | Brazilian Reals [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	3,517
Undiscounted Cash Flow | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Itau 2 [Member] | Brazilian Reals [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	3,517
Undiscounted Cash Flow | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Itau 2 [Member] | Brazilian Reals [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	50,680
Undiscounted Cash Flow | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Itau 2 [Member] | Less Than Three Months [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,903	2,728
Undiscounted Cash Flow | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Itau 2 [Member] | Later than three months [member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 48,601	$ 50,292
Undiscounted Cash Flow | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Peru [Member] | Banco Continental [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)	Foreign
Nominal Interest Rate	6.31%
Current, Maturity	$ 487
Non-current, Maturity	9,405
Undiscounted Cash Flow | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Peru [Member] | Banco Continental [Member] | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	486
Undiscounted Cash Flow | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Peru [Member] | Banco Continental [Member] | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	486
Undiscounted Cash Flow | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Peru [Member] | Banco Continental [Member] | Peruvian sol [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	486
Undiscounted Cash Flow | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Peru [Member] | Banco Continental [Member] | Peruvian sol [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	7,947
Undiscounted Cash Flow | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Peru [Member] | Banco Continental [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	122
Undiscounted Cash Flow | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Peru [Member] | Banco Continental [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 365
Undiscounted Cash Flow | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Peru [Member] | Banco Continental [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)	Foreign
Nominal Interest Rate	6.28%
Current, Maturity	$ 484
Non-current, Maturity	7,986
Undiscounted Cash Flow | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Peru [Member] | Banco Continental [Member] | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	7,986
Undiscounted Cash Flow | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Peru [Member] | Banco Continental [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	121
Undiscounted Cash Flow | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Peru [Member] | Banco Continental [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 363
Undiscounted Cash Flow | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Peru [Member] | Banco Continental [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)	Foreign
Nominal Interest Rate	6.34%
Current, Maturity	$ 636
Non-current, Maturity	15,777
Undiscounted Cash Flow | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Peru [Member] | Banco Continental [Member] | U.S. Dollar [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	636
Undiscounted Cash Flow | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Peru [Member] | Banco Continental [Member] | U.S. Dollar [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	636
Undiscounted Cash Flow | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Peru [Member] | Banco Continental [Member] | U.S. Dollar [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	636
Undiscounted Cash Flow | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Peru [Member] | Banco Continental [Member] | U.S. Dollar [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	636
Undiscounted Cash Flow | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Peru [Member] | Banco Continental [Member] | U.S. Dollar [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	13,233
Undiscounted Cash Flow | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Peru [Member] | Banco Continental [Member] | Less Than Three Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	159
Undiscounted Cash Flow | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Peru [Member] | Banco Continental [Member] | Later than three months [member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 477
Undiscounted Cash Flow | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Peru [Member] | Banco Continental [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)	Foreign
Nominal Interest Rate	7.78%
Current, Maturity	$ 637
Non-current, Maturity	8,219
Undiscounted Cash Flow | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Peru [Member] | Banco Continental [Member] | U.S. Dollar [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	8,219
Undiscounted Cash Flow | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Peru [Member] | Banco Continental [Member] | Less Than Three Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	159
Undiscounted Cash Flow | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Peru [Member] | Banco Continental [Member] | Later than three months [member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 478
Undiscounted Cash Flow | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Peru [Member] | Banco Scotiabank [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)	Foreign
Nominal Interest Rate	5.78%
Current, Maturity	$ 580
Non-current, Maturity	11,015
Undiscounted Cash Flow | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Peru [Member] | Banco Scotiabank [Member] | U.S. Dollar [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	580
Undiscounted Cash Flow | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Peru [Member] | Banco Scotiabank [Member] | U.S. Dollar [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	10,435
Undiscounted Cash Flow | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Peru [Member] | Banco Scotiabank [Member] | Less Than Three Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	145
Undiscounted Cash Flow | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Peru [Member] | Banco Scotiabank [Member] | Later than three months [member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 435
Undiscounted Cash Flow | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Peru [Member] | Banco Scotiabank [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)	Foreign
Nominal Interest Rate	6.47%
Current, Maturity	$ 10,054
Undiscounted Cash Flow | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Peru [Member] | Banco Scotiabank [Member] | Less Than Three Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 10,054
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Banco Continental [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	5.60%	5.60%
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | AFP Prima [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)	Foreign
Nominal Interest Rate	7.30%
Current, Maturity	$ 689
Non-current, Maturity	10,393
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | AFP Prima [Member] | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	689
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | AFP Prima [Member] | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	9,704
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | AFP Prima [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	172
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | AFP Prima [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 517
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | FCR Macrofondo [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)	Foreign
Nominal Interest Rate	5.49%
Current, Maturity	$ 861
Non-current, Maturity	18,565
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | FCR Macrofondo [Member] | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	861
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | FCR Macrofondo [Member] | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	861
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | FCR Macrofondo [Member] | Peruvian sol [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	861
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | FCR Macrofondo [Member] | Peruvian sol [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	15,982
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | FCR Macrofondo [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	215
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | FCR Macrofondo [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 646
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | FCR Macrofondo [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)	Foreign
Nominal Interest Rate	6.91%
Current, Maturity	$ 435
Non-current, Maturity	6,200
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | FCR Macrofondo [Member] | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	6,200
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | FCR Macrofondo [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	109
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | FCR Macrofondo [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 326
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Interseguro Cia de Seguros [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)	Foreign
Nominal Interest Rate	6.19%
Current, Maturity	$ 777
Non-current, Maturity	14,917
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Interseguro Cia de Seguros [Member] | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	777
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Interseguro Cia de Seguros [Member] | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	777
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Interseguro Cia de Seguros [Member] | Peruvian sol [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	777
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Interseguro Cia de Seguros [Member] | Peruvian sol [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	12,586
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Interseguro Cia de Seguros [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	194
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Interseguro Cia de Seguros [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 583
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)	Foreign
Nominal Interest Rate	5.97%
Current, Maturity	$ 937
Non-current, Maturity	27,993
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	938
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	938
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	938
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	938
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	24,241
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	234
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 703
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)	Foreign
Nominal Interest Rate	6.40%
Current, Maturity	$ 793
Non-current, Maturity	26,586
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	794
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	794
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	794
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	794
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	23,410
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	198
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 595
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)	Foreign
Nominal Interest Rate	4.94%
Current, Maturity	$ 620
Non-current, Maturity	16,609
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	619
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	619
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	619
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	619
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	14,133
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	155
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 465
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)	Foreign
Nominal Interest Rate	5.06%
Current, Maturity	$ 1,041
Non-current, Maturity	17,143
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,041
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	16,102
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	260
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 781
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)	Foreign
Nominal Interest Rate	7.24%
Current, Maturity	$ 797
Non-current, Maturity	24,700
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	798
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	798
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	798
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	798
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	21,508
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	199
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 598
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)	Foreign
Nominal Interest Rate	6.64%
Current, Maturity	$ 1,003
Non-current, Maturity	17,330
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,003
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	16,327
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	251
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 752
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)	Foreign
Nominal Interest Rate	7.24%
Current, Maturity	$ 1,365
Non-current, Maturity	42,032
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,365
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,365
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,365
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,365
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	36,572
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	341
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 1,024
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)	Foreign
Nominal Interest Rate	6.67%
Current, Maturity	$ 2,091
Non-current, Maturity	35,696
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	2,091
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	2,091
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	31,514
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	523
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 1,568
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)	Foreign
Nominal Interest Rate	6.25%
Current, Maturity	$ 1,173
Non-current, Maturity	23,773
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,174
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,174
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,174
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,174
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	19,077
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	293
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 880
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)	Foreign
Nominal Interest Rate	5.76%
Current, Maturity	$ 1,801
Non-current, Maturity	31,718
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	31,718
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	450
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 1,351
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)	Foreign
Nominal Interest Rate	6.25%
Current, Maturity	$ 1,565
Non-current, Maturity	33,652
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,565
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,565
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,565
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,565
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	27,392
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	391
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 1,174
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)	Foreign
Nominal Interest Rate	6.03%
Current, Maturity	$ 1,323
Non-current, Maturity	22,343
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	22,343
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	331
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 992
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)	Foreign
Nominal Interest Rate	7.97%
Current, Maturity	$ 1,753
Non-current, Maturity	39,548
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,754
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,754
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,754
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,754
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	32,532
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	438
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 1,315
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)	Foreign
Nominal Interest Rate	6.00%
Current, Maturity	$ 1,879
Non-current, Maturity	39,429
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,879
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,879
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,879
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,879
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	31,913
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	470
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 1,409
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)	Foreign
Nominal Interest Rate	5.91%
Current, Maturity	$ 1,340
Non-current, Maturity	30,129
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,340
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,340
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,340
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,340
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	24,769
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	335
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Rimac Internacional [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 1,005
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Banco Continental SA [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)	Foreign
Nominal Interest Rate	5.78%
Current, Maturity	$ 1,783
Non-current, Maturity	43,148
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Banco Continental SA [Member] | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,783
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Banco Continental SA [Member] | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,783
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Banco Continental SA [Member] | Peruvian sol [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,783
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Banco Continental SA [Member] | Peruvian sol [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,783
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Banco Continental SA [Member] | Peruvian sol [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	36,016
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Banco Continental SA [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	446
Undiscounted Cash Flow | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Banco Continental SA [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 1,337
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B09-09 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)	Foreign
Nominal Interest Rate	10.05%
Current, Maturity	$ 77,453
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B09-09 [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,856
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B09-09 [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 75,597
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B10 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)	Foreign
Nominal Interest Rate	9.94%
Current, Maturity	$ 5,251
Non-current, Maturity	54,515
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B10 [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	54,515
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B10 [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,313
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B10 [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 3,938
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B12 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)	Foreign
Nominal Interest Rate	11.02%
Current, Maturity	$ 3,105
Non-current, Maturity	38,042
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B12 [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	3,105
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B12 [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	3,105
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B12 [Member] | Colombian peso [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	31,832
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B12 [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	776
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B12 [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 2,329
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B15 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)	Foreign
Nominal Interest Rate	10.23%
Current, Maturity	$ 1,876
Non-current, Maturity	28,292
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B15 [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,876
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B15 [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,876
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B15 [Member] | Colombian peso [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,876
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B15 [Member] | Colombian peso [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,876
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B15 [Member] | Colombian peso [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	20,788
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B15 [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	469
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds B15 [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 1,407
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos B6-13 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)	Foreign	Foreign
Nominal Interest Rate	9.25%	10.07%
Current, Maturity	$ 4,312	$ 5,823
Non-current, Maturity	54,350	60,968
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos B6-13 [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	54,350	5,823
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos B6-13 [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		55,145
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos B6-13 [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,078	1,456
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos B6-13 [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 3,234	$ 4,367
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos B6-14 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)	Foreign	Foreign
Nominal Interest Rate	8.44%	9.26%
Current, Maturity	$ 3,297	$ 4,733
Non-current, Maturity	48,596	55,072
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos B6-14 [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	3,298	4,733
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos B6-14 [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	45,298	4,733
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos B6-14 [Member] | Colombian peso [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		45,606
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos B6-14 [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	824	1,183
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos B6-14 [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 2,473	$ 3,550
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Foreign Bonds [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)	Foreign
Nominal Interest Rate	9.11%
Current, Maturity	$ 2,389
Non-current, Maturity	35,140
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Foreign Bonds [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	2,390
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Foreign Bonds [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	2,390
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Foreign Bonds [Member] | Colombian peso [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	30,360
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Foreign Bonds [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	597
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Foreign Bonds [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 1,792
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)	Foreign
Nominal Interest Rate	9.11%
Current, Maturity	$ 17,172
Non-current, Maturity	252,520
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	17,173
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	17,173
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo [Member] | Colombian peso [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	218,174
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	4,293
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 12,879
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B10 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)	Foreign
Nominal Interest Rate	7.76%
Current, Maturity	$ 7,763
Non-current, Maturity	131,584
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B10 [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	7,762
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B10 [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	7,762
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B10 [Member] | Colombian peso [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	7,762
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B10 [Member] | Colombian peso [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	108,298
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B10 [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,941
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B10 [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 5,822
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B10-14 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)	Foreign
Nominal Interest Rate	8.84%
Current, Maturity	$ 4,943
Non-current, Maturity	89,251
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B10-14 [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	4,943
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B10-14 [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	4,943
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B10-14 [Member] | Colombian peso [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	4,943
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B10-14 [Member] | Colombian peso [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	4,943
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B10-14 [Member] | Colombian peso [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	69,479
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B10-14 [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,236
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B10-14 [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 3,707
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B12-13 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)	Foreign
Nominal Interest Rate	9.97%
Current, Maturity	$ 11,155
Non-current, Maturity	196,954
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B12-13 [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	11,155
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B12-13 [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	11,155
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B12-13 [Member] | Colombian peso [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	11,155
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B12-13 [Member] | Colombian peso [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	11,155
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B12-13 [Member] | Colombian peso [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	152,334
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B12-13 [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	2,789
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B12-13 [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 8,366
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B15 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)	Foreign
Nominal Interest Rate	7.88%
Current, Maturity	$ 5,260
Non-current, Maturity	114,362
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B15 [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,260
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B15 [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,260
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B15 [Member] | Colombian peso [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,260
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B15 [Member] | Colombian peso [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,260
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B15 [Member] | Colombian peso [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	93,322
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B15 [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,315
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B15 [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 3,945
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B16-14 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)	Foreign
Nominal Interest Rate	9.15%
Current, Maturity	$ 4,480
Non-current, Maturity	105,595
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B16-14 [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	4,479
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B16-14 [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	4,479
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B16-14 [Member] | Colombian peso [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	4,479
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B16-14 [Member] | Colombian peso [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	4,479
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B16-14 [Member] | Colombian peso [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	87,679
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B16-14 [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,120
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B16-14 [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 3,360
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B6-13 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)	Foreign
Nominal Interest Rate	9.25%
Current, Maturity	$ 1,397
Non-current, Maturity	17,617
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B6-13 [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	17,617
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B6-13 [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	349
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B6-13 [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 1,048
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B6-14 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)	Foreign
Nominal Interest Rate	8.44%
Current, Maturity	$ 2,768
Non-current, Maturity	40,785
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B6-14 [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	2,768
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B6-14 [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	38,017
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B6-14 [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	692
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B6-14 [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 2,076
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B3-16 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)	Foreign
Nominal Interest Rate	8.51%
Current, Maturity	$ 5,943
Non-current, Maturity	79,700
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B3-16 [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	79,700
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B3-16 [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,486
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B3-16 [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 4,457
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B7-16 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)	Foreign
Nominal Interest Rate	9.67%
Current, Maturity	$ 8,488
Non-current, Maturity	132,595
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B7-16 [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	8,488
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B7-16 [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	8,488
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B7-16 [Member] | Colombian peso [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	8,488
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B7-16 [Member] | Colombian peso [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	8,488
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B7-16 [Member] | Colombian peso [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	98,643
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B7-16 [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	2,122
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds Quimbo B7-16 [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 6,366
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds E7-16 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)	Foreign
Nominal Interest Rate	7.38%
Current, Maturity	$ 7,420
Non-current, Maturity	128,361
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds E7-16 [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	7,420
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds E7-16 [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	7,420
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds E7-16 [Member] | Colombian peso [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	7,420
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds E7-16 [Member] | Colombian peso [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	106,101
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds E7-16 [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,855
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonds E7-16 [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 5,565
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos B09-09 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)		Foreign
Nominal Interest Rate		11.69%
Current, Maturity		$ 9,516
Non-current, Maturity		78,191
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos B09-09 [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		78,191
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos B09-09 [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		2,379
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos B09-09 [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 7,137
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos B10 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)		Foreign
Nominal Interest Rate		11.57%
Current, Maturity		$ 7,012
Non-current, Maturity		61,465
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos B10 [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		7,012
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos B10 [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		54,453
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos B10 [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		1,753
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos B10 [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 5,259
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos B103 | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)		Foreign
Nominal Interest Rate		10.86%
Current, Maturity		$ 57,781
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos B103 | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 57,781
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos B12 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)		Foreign
Nominal Interest Rate		11.88%
Current, Maturity		$ 3,965
Non-current, Maturity		44,029
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos B12 [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		3,965
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos B12 [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		3,965
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos B12 [Member] | Colombian peso [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		3,965
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos B12 [Member] | Colombian peso [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		32,134
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos B12 [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		991
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos B12 [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 2,974
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos B15 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)		Foreign
Nominal Interest Rate		11.88%
Current, Maturity		$ 2,487
Non-current, Maturity		33,813
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos B15 [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		2,487
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos B15 [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		2,487
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos B15 [Member] | Colombian peso [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		2,487
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos B15 [Member] | Colombian peso [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		2,487
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos B15 [Member] | Colombian peso [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		23,865
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos B15 [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		622
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos B15 [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 1,865
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Exterior [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)		Foreign
Nominal Interest Rate		10.17%
Current, Maturity		$ 3,040
Non-current, Maturity		39,335
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Exterior [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		3,040
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Exterior [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		3,040
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Exterior [Member] | Colombian peso [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		3,040
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Exterior [Member] | Colombian peso [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		30,215
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Exterior [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		760
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Exterior [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 2,280
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Quimbo [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)		Foreign
Nominal Interest Rate		10.17%
Current, Maturity		$ 21,847
Non-current, Maturity		282,670
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Quimbo [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		21,847
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Quimbo [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		21,847
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Quimbo [Member] | Colombian peso [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		21,847
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Quimbo [Member] | Colombian peso [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		217,129
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Quimbo [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		5,462
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Quimbo [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 16,385
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Quimbo B10 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)		Foreign
Nominal Interest Rate		9.35%
Current, Maturity		$ 10,736
Non-current, Maturity		153,551
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Quimbo B10 [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		10,736
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Quimbo B10 [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		10,736
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Quimbo B10 [Member] | Colombian peso [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		10,736
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Quimbo B10 [Member] | Colombian peso [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		10,736
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Quimbo B10 [Member] | Colombian peso [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		110,607
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Quimbo B10 [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		2,684
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Quimbo B10 [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 8,052
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Quimbo B10-14 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)		Foreign
Nominal Interest Rate		9.66%
Current, Maturity		$ 6,984
Non-current, Maturity		106,878
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Quimbo B10-14 [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		6,984
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Quimbo B10-14 [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		6,984
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Quimbo B10-14 [Member] | Colombian peso [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		6,984
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Quimbo B10-14 [Member] | Colombian peso [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		6,984
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Quimbo B10-14 [Member] | Colombian peso [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		78,942
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Quimbo B10-14 [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		1,746
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Quimbo B10-14 [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 5,238
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Quimbo B12-13 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)		Foreign
Nominal Interest Rate		10.81%
Current, Maturity		$ 14,748
Non-current, Maturity		235,153
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Quimbo B12-13 [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		14,748
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Quimbo B12-13 [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		14,748
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Quimbo B12-13 [Member] | Colombian peso [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		14,748
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Quimbo B12-13 [Member] | Colombian peso [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		14,748
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Quimbo B12-13 [Member] | Colombian peso [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		176,161
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Quimbo B12-13 [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		3,687
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Quimbo B12-13 [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 11,061
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Quimbo B15 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)		Foreign
Nominal Interest Rate		9.47%
Current, Maturity		$ 7,236
Non-current, Maturity		138,941
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Quimbo B15 [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		7,236
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Quimbo B15 [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		7,236
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Quimbo B15 [Member] | Colombian peso [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		7,236
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Quimbo B15 [Member] | Colombian peso [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		7,236
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Quimbo B15 [Member] | Colombian peso [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		109,997
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Quimbo B15 [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		1,809
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Quimbo B15 [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 5,427
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Quimbo B16-14 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)		Foreign
Nominal Interest Rate		9.98%
Current, Maturity		$ 6,259
Non-current, Maturity		131,810
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Quimbo B16-14 [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		6,259
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Quimbo B16-14 [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		6,259
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Quimbo B16-14 [Member] | Colombian peso [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		6,259
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Quimbo B16-14 [Member] | Colombian peso [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		6,259
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Quimbo B16-14 [Member] | Colombian peso [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		106,774
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Quimbo B16-14 [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		1,565
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Quimbo B16-14 [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 4,694
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Quimbo B6-13 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)		Foreign
Nominal Interest Rate		10.07%
Current, Maturity		$ 1,888
Non-current, Maturity		19,761
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Quimbo B6-13 [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		1,887
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Quimbo B6-13 [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		17,874
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Quimbo B6-13 [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		472
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Quimbo B6-13 [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 1,416
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Quimbo B6-14 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)		Foreign
Nominal Interest Rate		9.26%
Current, Maturity		$ 3,972
Non-current, Maturity		46,221
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Quimbo B6-14 [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		3,973
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Quimbo B6-14 [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		3,973
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Quimbo B6-14 [Member] | Colombian peso [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		38,275
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Quimbo B6-14 [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		993
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos Quimbo B6-14 [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 2,979
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos B3-16 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)		Foreign
Nominal Interest Rate		9.33%
Current, Maturity		$ 8,423
Non-current, Maturity		88,015
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos B3-16 [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		8,422
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos B3-16 [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		79,593
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos B3-16 [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		2,106
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos B3-16 [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 6,317
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos B7-16 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)		Foreign
Nominal Interest Rate		10.51%
Current, Maturity		$ 11,545
Non-current, Maturity		156,234
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos B7-16 [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		11,545
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos B7-16 [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		11,545
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos B7-16 [Member] | Colombian peso [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		11,545
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos B7-16 [Member] | Colombian peso [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		11,545
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos B7-16 [Member] | Colombian peso [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		110,054
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos B7-16 [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		2,886
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos B7-16 [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 8,659
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos E7-16 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)		Foreign
Nominal Interest Rate		7.38%
Current, Maturity		$ 7,371
Non-current, Maturity		134,883
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos E7-16 [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		7,371
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos E7-16 [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		7,371
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos E7-16 [Member] | Colombian peso [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		7,371
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos E7-16 [Member] | Colombian peso [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		7,371
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos E7-16 [Member] | Colombian peso [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		105,399
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos E7-16 [Member] | Less Than Three Months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		1,843
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bonos E7-16 [Member] | Later than three months [member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 5,528
Undiscounted Cash Flow | Enel Américas S.A. [Member] | Chile [Member] | Bonos UF 269 [Member] | Unidad de Fomento (funds code)
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)	94.271.000-3	94.271.000-3
Nominal Interest Rate	5.75%	5.75%
Current, Maturity	$ 8,897	$ 8,397
Non-current, Maturity	29,709	35,328
Undiscounted Cash Flow | Enel Américas S.A. [Member] | Chile [Member] | Bonos UF 269 [Member] | Unidad de Fomento (funds code) | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	8,724	8,211
Undiscounted Cash Flow | Enel Américas S.A. [Member] | Chile [Member] | Bonos UF 269 [Member] | Unidad de Fomento (funds code) | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	8,541	8,015
Undiscounted Cash Flow | Enel Américas S.A. [Member] | Chile [Member] | Bonos UF 269 [Member] | Unidad de Fomento (funds code) | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	8,347	7,807
Undiscounted Cash Flow | Enel Américas S.A. [Member] | Chile [Member] | Bonos UF 269 [Member] | Unidad de Fomento (funds code) | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	4,097	7,588
Undiscounted Cash Flow | Enel Américas S.A. [Member] | Chile [Member] | Bonos UF 269 [Member] | Unidad de Fomento (funds code) | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		3,707
Undiscounted Cash Flow | Enel Américas S.A. [Member] | Chile [Member] | Bonos UF 269 [Member] | Less Than Three Months [Member] | Unidad de Fomento (funds code)
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	662	769
Undiscounted Cash Flow | Enel Américas S.A. [Member] | Chile [Member] | Bonos UF 269 [Member] | Later than three months [member] | Unidad de Fomento (funds code)
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 8,235	$ 7,628
Undiscounted Cash Flow | Enel Américas S.A. [Member] | Chile [Member] | Yankee Bonds (maturity 2026) [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)		94.271.000-3
Nominal Interest Rate		6.60%
Current, Maturity		$ 57
Non-current, Maturity		1,394
Undiscounted Cash Flow | Enel Américas S.A. [Member] | Chile [Member] | Yankee Bonds (maturity 2026) [Member] | U.S. Dollar [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		58
Undiscounted Cash Flow | Enel Américas S.A. [Member] | Chile [Member] | Yankee Bonds (maturity 2026) [Member] | U.S. Dollar [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		59
Undiscounted Cash Flow | Enel Américas S.A. [Member] | Chile [Member] | Yankee Bonds (maturity 2026) [Member] | U.S. Dollar [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		59
Undiscounted Cash Flow | Enel Américas S.A. [Member] | Chile [Member] | Yankee Bonds (maturity 2026) [Member] | U.S. Dollar [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		62
Undiscounted Cash Flow | Enel Américas S.A. [Member] | Chile [Member] | Yankee Bonds (maturity 2026) [Member] | U.S. Dollar [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		1,156
Undiscounted Cash Flow | Enel Américas S.A. [Member] | Chile [Member] | Yankee Bonds (maturity 2026) [Member] | Less Than Three Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		14
Undiscounted Cash Flow | Enel Américas S.A. [Member] | Chile [Member] | Yankee Bonds (maturity 2026) [Member] | Later than three months [member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 43
Undiscounted Cash Flow | Enel Américas S.A. [Member] | Chile [Member] | Yankee bonds unique serie [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)		94.271.000-3
Nominal Interest Rate		4.00%
Current, Maturity		$ 25,320
Non-current, Maturity		823,035
Undiscounted Cash Flow | Enel Américas S.A. [Member] | Chile [Member] | Yankee bonds unique serie [Member] | U.S. Dollar [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		25,321
Undiscounted Cash Flow | Enel Américas S.A. [Member] | Chile [Member] | Yankee bonds unique serie [Member] | U.S. Dollar [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		25,321
Undiscounted Cash Flow | Enel Américas S.A. [Member] | Chile [Member] | Yankee bonds unique serie [Member] | U.S. Dollar [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		25,321
Undiscounted Cash Flow | Enel Américas S.A. [Member] | Chile [Member] | Yankee bonds unique serie [Member] | U.S. Dollar [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		25,321
Undiscounted Cash Flow | Enel Américas S.A. [Member] | Chile [Member] | Yankee bonds unique serie [Member] | U.S. Dollar [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		721,751
Undiscounted Cash Flow | Enel Américas S.A. [Member] | Chile [Member] | Yankee bonds unique serie [Member] | Less Than Three Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		6,330
Undiscounted Cash Flow | Enel Américas S.A. [Member] | Chile [Member] | Yankee bonds unique serie [Member] | Later than three months [member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 18,990
Undiscounted Cash Flow | Enel Américas S.A. [Member] | UNITED STATES | Yankee Bonds Unique Series US 600 Millions [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)	94.271.000-3
Nominal Interest Rate	4.00%
Current, Maturity	$ 25,000
Non-current, Maturity	820,833
Undiscounted Cash Flow | Enel Américas S.A. [Member] | UNITED STATES | Yankee Bonds Unique Series US 600 Millions [Member] | U.S. Dollar [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	25,000
Undiscounted Cash Flow | Enel Américas S.A. [Member] | UNITED STATES | Yankee Bonds Unique Series US 600 Millions [Member] | U.S. Dollar [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	25,000
Undiscounted Cash Flow | Enel Américas S.A. [Member] | UNITED STATES | Yankee Bonds Unique Series US 600 Millions [Member] | U.S. Dollar [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	25,000
Undiscounted Cash Flow | Enel Américas S.A. [Member] | UNITED STATES | Yankee Bonds Unique Series US 600 Millions [Member] | U.S. Dollar [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	25,000
Undiscounted Cash Flow | Enel Américas S.A. [Member] | UNITED STATES | Yankee Bonds Unique Series US 600 Millions [Member] | U.S. Dollar [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	720,833
Undiscounted Cash Flow | Enel Américas S.A. [Member] | UNITED STATES | Yankee Bonds Unique Series US 600 Millions [Member] | Less Than Three Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	6,250
Undiscounted Cash Flow | Enel Américas S.A. [Member] | UNITED STATES | Yankee Bonds Unique Series US 600 Millions [Member] | Later than three months [member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 18,750
Undiscounted Cash Flow | Enel Américas S.A. [Member] | UNITED STATES | Yankee Bonds (maturity 2026) [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)	94.271.000-3
Nominal Interest Rate	6.60%
Current, Maturity	$ 59
Non-current, Maturity	1,389
Undiscounted Cash Flow | Enel Américas S.A. [Member] | UNITED STATES | Yankee Bonds (maturity 2026) [Member] | U.S. Dollar [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	59
Undiscounted Cash Flow | Enel Américas S.A. [Member] | UNITED STATES | Yankee Bonds (maturity 2026) [Member] | U.S. Dollar [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	59
Undiscounted Cash Flow | Enel Américas S.A. [Member] | UNITED STATES | Yankee Bonds (maturity 2026) [Member] | U.S. Dollar [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	59
Undiscounted Cash Flow | Enel Américas S.A. [Member] | UNITED STATES | Yankee Bonds (maturity 2026) [Member] | U.S. Dollar [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	59
Undiscounted Cash Flow | Enel Américas S.A. [Member] | UNITED STATES | Yankee Bonds (maturity 2026) [Member] | U.S. Dollar [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,153
Undiscounted Cash Flow | Enel Américas S.A. [Member] | UNITED STATES | Yankee Bonds (maturity 2026) [Member] | Less Than Three Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	15
Undiscounted Cash Flow | Enel Américas S.A. [Member] | UNITED STATES | Yankee Bonds (maturity 2026) [Member] | Later than three months [member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 44
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bonds 1ª Serie 19 [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)	Foreign
Nominal Interest Rate	6.18%
Current, Maturity	$ 11,211
Non-current, Maturity	203,800
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bonds 1ª Serie 19 [Member] | Brazilian Reals [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	11,211
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bonds 1ª Serie 19 [Member] | Brazilian Reals [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	192,589
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bonds 1ª Serie 19 [Member] | Less Than Three Months [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	2,803
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bonds 1ª Serie 19 [Member] | Later than three months [member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 8,408
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bonos1 Series17 | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)		Foreign
Nominal Interest Rate		14.57%
Current, Maturity		$ 16,442
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bonos1 Series17 | Less Than Three Months [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		558
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bonos1 Series17 | Later than three months [member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 15,884
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bonos1 Series18 | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)		Foreign
Nominal Interest Rate		15.04%
Current, Maturity		$ 21,280
Non-current, Maturity		35,645
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bonos1 Series18 | Brazilian Reals [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		18,975
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bonos1 Series18 | Brazilian Reals [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		16,670
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bonos1 Series18 | Less Than Three Months [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		1,729
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bonos1 Series18 | Later than three months [member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 19,551
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bonos2 Serie26 | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)		Foreign
Nominal Interest Rate		11.69%
Current, Maturity		$ 31,641
Non-current, Maturity		28,494
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bonos2 Serie26 | Brazilian Reals [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		28,494
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bonos2 Serie26 | Less Than Three Months [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		1,573
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bonos2 Serie26 | Later than three months [member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 30,068
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bonos2 Serie27 | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)		Foreign
Nominal Interest Rate		10.00%
Current, Maturity		$ 52,540
Non-current, Maturity		92,476
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bonos2 Serie27 | Brazilian Reals [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		48,339
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bonos2 Serie27 | Brazilian Reals [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		44,137
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bonos2 Serie27 | Less Than Three Months [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		3,151
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bonos2 Serie27 | Later than three months [member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 49,389
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bonos2 Serie28 | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)		Foreign
Nominal Interest Rate		15.04%
Current, Maturity		$ 21,280
Non-current, Maturity		35,645
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bonos2 Serie28 | Brazilian Reals [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		18,975
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bonos2 Serie28 | Brazilian Reals [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		16,670
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bonos2 Serie28 | Less Than Three Months [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		1,729
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bonos2 Serie28 | Later than three months [member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 19,551
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Banco Continental [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)		Foreign
Nominal Interest Rate		6.31%
Current, Maturity		$ 468
Non-current, Maturity		9,539
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Banco Continental [Member] | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		468
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Banco Continental [Member] | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		468
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Banco Continental [Member] | Peruvian sol [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		468
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Banco Continental [Member] | Peruvian sol [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		468
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Banco Continental [Member] | Peruvian sol [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		7,667
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Banco Continental [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		117
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Banco Continental [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 351
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Banco Continental [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)		Foreign
Nominal Interest Rate		6.28%
Current, Maturity		$ 461
Non-current, Maturity		8,164
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Banco Continental [Member] | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		462
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Banco Continental [Member] | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		7,702
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Banco Continental [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		115
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Banco Continental [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 346
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Banco Continental [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)		Foreign
Nominal Interest Rate		6.34%
Current, Maturity		$ 637
Non-current, Maturity		16,413
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Banco Continental [Member] | U.S. Dollar [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		637
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Banco Continental [Member] | U.S. Dollar [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		637
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Banco Continental [Member] | U.S. Dollar [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		637
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Banco Continental [Member] | U.S. Dollar [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		637
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Banco Continental [Member] | U.S. Dollar [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		13,865
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Banco Continental [Member] | Less Than Three Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		159
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Banco Continental [Member] | Later than three months [member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 478
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Banco Continental [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)		Foreign
Nominal Interest Rate		7.78%
Current, Maturity		$ 639
Non-current, Maturity		8,849
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Banco Continental [Member] | U.S. Dollar [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		638
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Banco Continental [Member] | U.S. Dollar [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		8,211
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Banco Continental [Member] | Less Than Three Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		160
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Banco Continental [Member] | Later than three months [member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 479
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Banco Scotiabank [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)		Foreign
Nominal Interest Rate		5.78%
Current, Maturity		$ 580
Non-current, Maturity		11,587
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Banco Scotiabank [Member] | U.S. Dollar [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		581
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Banco Scotiabank [Member] | U.S. Dollar [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		581
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Banco Scotiabank [Member] | U.S. Dollar [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		10,425
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Banco Scotiabank [Member] | Less Than Three Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		145
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Banco Scotiabank [Member] | Later than three months [member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 435
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Banco Scotiabank [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)		Foreign
Nominal Interest Rate		6.47%
Current, Maturity		$ 649
Non-current, Maturity		10,044
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Banco Scotiabank [Member] | U.S. Dollar [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		10,044
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Banco Scotiabank [Member] | Less Than Three Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		162
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Banco Scotiabank [Member] | Later than three months [member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 487
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | AFP Prima [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)		Foreign
Nominal Interest Rate		7.30%
Current, Maturity		$ 663
Non-current, Maturity		10,687
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | AFP Prima [Member] | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		663
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | AFP Prima [Member] | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		663
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | AFP Prima [Member] | Peruvian sol [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		9,361
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | AFP Prima [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		166
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | AFP Prima [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 497
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | FCR Macrofondo [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)		Foreign
Nominal Interest Rate		5.49%
Current, Maturity		$ 828
Non-current, Maturity		18,730
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | FCR Macrofondo [Member] | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		828
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | FCR Macrofondo [Member] | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		828
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | FCR Macrofondo [Member] | Peruvian sol [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		828
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | FCR Macrofondo [Member] | Peruvian sol [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		828
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | FCR Macrofondo [Member] | Peruvian sol [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		15,418
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | FCR Macrofondo [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		207
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | FCR Macrofondo [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 621
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | FCR Macrofondo [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)		Foreign
Nominal Interest Rate		6.91%
Current, Maturity		$ 419
Non-current, Maturity		6,399
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | FCR Macrofondo [Member] | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		418
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | FCR Macrofondo [Member] | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		5,981
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | FCR Macrofondo [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		105
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | FCR Macrofondo [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 314
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Interseguro Cia de Seguros [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)		Foreign
Nominal Interest Rate		6.19%
Current, Maturity		$ 748
Non-current, Maturity		15,134
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Interseguro Cia de Seguros [Member] | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		748
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Interseguro Cia de Seguros [Member] | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		748
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Interseguro Cia de Seguros [Member] | Peruvian sol [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		748
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Interseguro Cia de Seguros [Member] | Peruvian sol [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		748
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Interseguro Cia de Seguros [Member] | Peruvian sol [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		12,142
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Interseguro Cia de Seguros [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		187
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Interseguro Cia de Seguros [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 561
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)		Foreign
Nominal Interest Rate		5.97%
Current, Maturity		$ 903
Non-current, Maturity		27,874
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		902
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		902
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		902
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		902
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		24,266
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		226
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 677
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)		Foreign
Nominal Interest Rate		6.40%
Current, Maturity		$ 764
Non-current, Maturity		26,379
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		763
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		763
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		763
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		763
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		23,327
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		191
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 573
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)		Foreign
Nominal Interest Rate		6.94%
Current, Maturity		$ 596
Non-current, Maturity		16,610
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		596
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		596
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		596
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		596
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		14,226
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		149
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 447
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)		Foreign
Nominal Interest Rate		4.94%
Current, Maturity		$ 9,129
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		157
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 8,972
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)		Foreign
Nominal Interest Rate		5.06%
Current, Maturity		$ 6,269
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		97
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 6,172
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)		Foreign
Nominal Interest Rate		6.64%
Current, Maturity		$ 1,001
Non-current, Maturity		17,535
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		1,001
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		1,001
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		15,533
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		250
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 751
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)		Foreign
Nominal Interest Rate		7.15%
Current, Maturity		$ 767
Non-current, Maturity		23,782
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		767
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		767
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		767
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		767
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		20,714
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		192
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 575
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)		Foreign
Nominal Interest Rate		6.40%
Current, Maturity		$ 964
Non-current, Maturity		17,677
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		964
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		964
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		15,749
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		241
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 723
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)		Foreign
Nominal Interest Rate		7.24%
Current, Maturity		$ 1,312
Non-current, Maturity		40,475
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		1,312
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		1,312
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		1,312
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		1,312
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		35,227
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		328
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 984
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)		Foreign
Nominal Interest Rate		6.67%
Current, Maturity		$ 2,011
Non-current, Maturity		36,434
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		2,011
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		2,011
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		2,011
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		30,401
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		503
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 1,508
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)		Foreign
Nominal Interest Rate		6.25%
Current, Maturity		$ 1,129
Non-current, Maturity		24,048
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		1,129
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		1,129
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		1,129
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		1,129
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		19,532
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		282
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 847
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)		Foreign
Nominal Interest Rate		5.76%
Current, Maturity		$ 1,733
Non-current, Maturity		32,330
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		1,733
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		30,597
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		433
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 1,300
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)		Foreign
Nominal Interest Rate		6.25%
Current, Maturity		$ 1,505
Non-current, Maturity		33,943
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		1,505
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		1,505
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		1,505
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		1,505
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		27,923
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		376
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 1,129
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)		Foreign
Nominal Interest Rate		4.76%
Current, Maturity		$ 15,093
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		175
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 14,918
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)		Foreign
Nominal Interest Rate		6.03%
Current, Maturity		$ 1,272
Non-current, Maturity		22,825
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		1,272
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		21,553
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		318
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 954
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)		Foreign
Nominal Interest Rate		5.87%
Current, Maturity		$ 11,244
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional [Member] | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 11,244
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional Sixteen | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)		Foreign
Nominal Interest Rate		7.97%
Current, Maturity		$ 1,688
Non-current, Maturity		39,799
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional Sixteen | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		1,688
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional Sixteen | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		1,688
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional Sixteen | Peruvian sol [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		1,688
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional Sixteen | Peruvian sol [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		1,688
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional Sixteen | Peruvian sol [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		33,047
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional Sixteen | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		422
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional Sixteen | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 1,266
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional Seventeen | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)		Foreign
Nominal Interest Rate		6.00%
Current, Maturity		$ 1,816
Non-current, Maturity		39,869
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional Seventeen | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		1,816
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional Seventeen | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		1,816
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional Seventeen | Peruvian sol [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		1,816
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional Seventeen | Peruvian sol [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		1,816
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional Seventeen | Peruvian sol [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		32,605
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional Seventeen | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		454
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional Seventeen | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 1,362
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional Eighteen | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No. (RUT)		Foreign
Nominal Interest Rate		5.91%
Current, Maturity		$ 1,324
Non-current, Maturity		30,568
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional Eighteen | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		1,323
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional Eighteen | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		1,323
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional Eighteen | Peruvian sol [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		1,323
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional Eighteen | Peruvian sol [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		1,323
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional Eighteen | Peruvian sol [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		25,276
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional Eighteen | Less Than Three Months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		331
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Rimac Internacional Eighteen | Later than three months [member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 993
Undiscounted Cash Flow | Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco Continental [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate			5.95%